First Trust Emerging Markets Local Currency Bond ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	134 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Emerging Markets Local Currency Government - 10% Country Capped Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.57%	0.95%	3.73%	1.72%
JP Morgan GBI-EM Global Diversified Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		19.26%	1.12%	3.88%	1.37%
First Trust Emerging Markets Local Currency Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		20.76%	0.84%	3.03%	0.96%
Performance Inception Date	Nov. 04, 2014
First Trust Emerging Markets Local Currency Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		17.86%	(1.50%)	0.62%	(1.36%)
First Trust Emerging Markets Local Currency Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.16%	(0.44%)	1.23%	(0.33%)